DEFERRED INCOME	6 Months Ended
Jun. 30, 2026
DEFERRED INCOME.
DEFERRED INCOME
15.	DEFERRED INCOME

Asset-related
subsidy
US$
Balance as of December 31, 2025	311,912
Subsidy received	10,200
Recognized as government grants during the period	(52)
Deconsolidation of subsidiaries	(1,782)
Foreign currency translation adjustment	10,056
Balance as of June 30, 2026	330,334

The Group received government grants of US$3,585 with no future related costs required during the six months ended June 30, 2026, which were directly recognized as government grants in the unaudited condensed consolidated statements of comprehensive loss for the six months ended June 30, 2026.